3. INVENTORIES, NET	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Inventory Disclosure [Text Block]
2. Inventories, net

Inventory is recorded at the lower of cost and net realizable value. The cost of substantially all of the Company’s inventory is determined by the weighted average cost method. Inventories consisted of the following:

	December 31,	September 30,
	2011	2011
Finished goods	$101,291	$44,648
Work in process	10,165	23,960
Raw materials	411,590	324,025
	523,046	392,633
Reserve for obsolescence	(115,715)	(119,365)
	$407,331	$273,268

The Company relies on one supplier for film for its HSS products. The Company’s ability to manufacture its HSS products could be adversely affected if it were to lose a sole source supplier and was unable to find an alternative supplier.

The reserve for obsolescence was reduced by a $3,650 non-cash inventory reserve reduction in the three months ended December 31, 2011 through the use of such parts in the production of HSS-3000 products and prototypes. The Company may continue to incur non-cash inventory reserve reductions through the use of previously reserved legacy HSS parts.

3. INVENTORIES, NET

Inventories consist of the following:

At September 30,	2011	2010
Finished goods	$44,648	$-
Work in process	23,960	-
Raw materials	324,025	151,633
	392,633	151,633
Reserve for obsolescence	(119,365)	(151,427)
	$273,268	$206

The Company relies on one supplier for film for its HSS products. The Company’s ability to manufacture its HSS product could be adversely affected if it were to lose a sole source supplier and was unable to find an alternative supplier.

The reserve for obsolescence increased by $63,094 in the year ended September 30, 2010 due to obsolete legacy HSS parts and components. The reserve for obsolescence was reduced by a $32,062 non-cash inventory reserve reduction in the year ended September 30, 2011 through the use of such parts in the production of prototypes and HSS-3000 products. The Company may continue to incur non-cash inventory reserve reductions through the use of reserved legacy HSS parts obtained in connection with the Spin-Off.